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AMERICAS

US Legal Services

GINA M. BUTCH
PARALEGAL
(860) 273-0701
FAX: (860) 273-3004

May 1, 2001

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Attention: Filing Desk

RE: AETNA LIFE INSURANCE AND ANNUITY COMPANY AND ITS VARIABLE ANNUITY ACCOUNT B PROSPECTUS TITLE: GROUP VARIABLE ANNUITY CONTRACTS FOR EMPLOYER-SPONSORED
                       DEFERRED COMPENSATION PLANS
     FILE NOS.: 33-75996* AND 811-2512
     RULE 497(j) FILING

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "33 Act"), this is to certify that the Prospectus, 2 Prospectus Supplements and Statement of Additional Information contained in Post-Effective Amendment No. 24 to the Registration Statement on Form N-4 ("Amendment No. 24") for Variable Annuity Account B of Aetna Life Insurance and Annuity Company (the "Registrant") that would have been filed pursuant to Rule 497(c) under the 33 Act would not have differed from that contained in Amendment No. 24 which was declared effective on May 1, 2001. The text of Amendment No. 24 was filed electronically on April 13, 2001.

If you have any questions regarding this submission, please call the undersigned at 860-273-0701.

Sincerely,

/s/ Gina M. Butch

Gina M. Butch


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* Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the securities covered by the following earlier Registration Statement Nos.: 33-88722, 2-52448; and the individual deferred compensation contracts covered by Registration Statement No. 33-76000.


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